Cost of sales (Tables)	9 Months Ended
Sep. 30, 2025
Cost of sales
Schedule of cost of sales

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m

Power generation	91.0	84.3	258.4	263.8
Depreciation	75.4	75.4	226.9	223.1
Amortization(a)	26.5	9.2	46.8	28.8
Tower repairs and maintenance	16.2	13.0	43.3	37.5
Staff costs	8.1	5.8	23.3	18.6
Regulatory fees	6.2	(2.8)	20.0	11.7
Security services	6.0	5.2	16.7	13.1
Travel costs	2.1	0.7	4.9	4.0
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	1.8	1.2	5.4	10.1
Insurance	0.8	1.1	2.5	3.5
Short-term rental	0.5	2.4	1.9	6.1
Vehicle maintenance and repairs	0.5	0.5	1.5	1.4
Professional fees	0.5	0.5	1.1	1.3
Impairment of assets held for sale	—	2.9	—	2.9
Other(b)	3.4	2.3	11.0	36.8
	239.0	201.7	663.7	662.7
(a)	Included in Amortization for the three and nine months ended September 30, 2025, is an accelerated amortization of $13.8 million on Customer related intangible assets due to our customer Oi Brazil's insolvency proceedings.
(b)	Included in “Other” for the nine months ended September 30, 2024, is a net foreign exchange loss on cost of sales of $30.4 million.